Related parties (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Related Parties Activities

At December 31, 2018 and 2017, balances with associates are as follows:

	2018	2017
Assets
Attend Ambiental (a)	—	10,960
Other	2,218	3,558

Total non-current	2,218	14,518

	2018	2017
Liabilities
Hulshof Participações Ltda (b)	21,518	37,349
Wilson Quintella Filho (d)	9,222	7,220
Angra Infra FIP (c)	41,662	37,884
Estre Coleta Holding (d)	7,272	—
Logistica Ambiental - Loga	731	—
Other	1,721	335

Total current	82,126	82,788

(a)	Referes to intercompany transaction within Attend Ambiental which was settled at December 31, 2018.
(b)

On December 20, 2017, the Company signed a non-compete agreement and other covenants, with Hulshof Participações (“Hulsholf”) and Wilson Quintella Filho (“Wilson”). In such agreement, the Company agreed a non-compete fee to be paid to Wilson and Hulshof, in the amount of US$15,000 (US$12,450 for Hulshof and US$2,550 for Wilson). Negotiation with the holders was also included such debt in the 2019 debt restructuring efforts.

(c)	Refers to the put option exercised by Angra Infra FIP. Refer to Note 21.6.
(d)	Intercompany balances from the spin off transaction of Estre Coleta Holding.
b)	Other related-party transactions

The Company conducts transactions under market conditions, agreed in major cases with contracts between the parties, based on the type of operation.

Revenues and accounts receivable from related parties for waste management services provided, included under revenue from services and trade accounts receivable, respectively, are as follows:

	Revenues			Trade accounts receivable
	2018	2017	2016	2018	2017
CGR Catanduva	85	—	247	85	—
Loga	417	2,894	—	417	1,143
Attend	37	64	69	37	12
Other	33	6	92	41	34

Total	572	2,964	408	580	1,189

Costs and accounts payable to related parties for waste management services provided, included under cost of services and trade accounts payable, respectively, are as follows:

	Costs of services			Trade accounts payable
	2018	2017	2016	2018	2017
Terrestre Ambiental Ltda.	5	3	55	13	8
Unidade de Tratamento de Resíduos S.A.	—	60	361	—	—
Loga.	—	—	50	34	34
Attend (a)	2,219	2,457	1,350	456	2,045

Total	2,224	2,520	1,816	503	2,087

(a)	Referes to treatment services cost Leachete.

c)	Interest expense and balance of debentures and private debt acknowledgement

As mentioned in Note 13 and 14, the Company has debentures and private debt acknowledgments issued held by its shareholder BTG Pactual, as follows:

	Financial expenses			Debt
Related parties	2018	2017	2016	2018	2017
Debentures	(25,815)	(117,879)	(134,062)	261,199	419,236
Private Debt Acknowledgment Instrument	(55,444)	(1,275)	—	581,901	357,789

Summary of Key Management Personnel Compensation

Key management personnel compensation of the Company is as follows:

Description	2018	2017	2016
Salaries and social security charges (*)	14,687	7,300	6,999
Bonuses and social security charges	8,208	6,854	6,124
Stock options	1,440	6,197	28,937

Total compensation	24,335	20,351	42,060